As filed with the Securities and Exchange Commission on October 24, 2000

                                  Securities Act Registration No. 333-_____
                              Investment Company Registration No. 811-_____
-----------------------------------------------------------------------------


                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                           ----------------------

                                  FORM N-2

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                       Pre-Effective Amendment No.              | |
                       Post-Effective Amendment No.             | |
                                   and/or
                        REGISTRATION STATEMENT UNDER
                   THE INVESTMENT COMPANY ACT OF 1940           |X|
                              AMENDMENT NO.                     | |

                           ----------------------

                       The BlackRock 2012 Term Trust
             (Exact Name of Registrant as Specified In Charter)

                            400 Bellevue Parkway
                         Wilmington, Delaware 19809
                  (Address of Principal Executive Offices)

                              (888) 8BLACKROCK
            (Registrant's Telephone Number, including Area Code)

                      Ralph L. Schlosstein, President
                       The BlackRock 2012 Term Trust
                              345 Park Avenue
                          New York, New York 10154
                  (Name and Address of Agent for Service)

                           ----------------------

                                 Copies to:


                           Richard T. Prins, Esq.
                          Michael K. Hoffman, Esq.
                  Skadden, Arps, Slate, Meagher & Flom LLP
                             Four Times Square
                          New York, New York 10036

                           ----------------------


   Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                    PROPOSED          PROPOSED
                                                                    MAXIMUM           MAXIMUM
              TITLE OF SECURITIES              AMOUNT BEING         OFFERING         AGGREGATE           AMOUNT OF
               BEING REGISTERED                 REGISTERED         PRICE PER UNIT    OFFERING PRICE     REGISTRATION FEE
-------------------------------------------------------------------------------------------------------------------------
Common Shares (par value $.01 per share).....  10,000 shares          $10             $100,000                 $27
---------------------------------------------------------------------------------- --------------------------------------


         The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.



                       THE BLACKROCK 2012 TERM TRUST
                           CROSS REFERENCE SHEET

                             Part A-Prospectus


                      ITEMS IN PART A OF FORM N-2
                        SPECIFIED IN PROSPECTUS                                 LOCATION IN PROSPECTUS

Item 1.   Outside Front Cover...................................................Cover page

Item 2.   Inside Front and Outside Back Cover Page..............................Inapplicable

Item 3.   Fee Table and Synopsis................................................Prospectus Summary; Summary of Trust Expenses

Item 4.   Financial Highlights..................................................Inapplicable

Item 5.   Plan of Distribution..................................................Cover Page; Prospectus Summary; How to Purchase
                                                                                Shares

Item 6.   Selling Shareholders..................................................Inapplicable

Item 7.   Use of Proceeds.......................................................Use of Proceeds; Investment Objective and Policies

Item 8.   General Description of the Registrant.................................Cover Page; Prospectus Summary; The Trust;
                                                                                Investment Objective and Policies

Item 9.   Management............................................................Prospectus Summary; Management

Item 10.  Capital Stock, Long-Term Debt, and Other Securities...................Capitalization; Investment Objective and
                                                                                Policies; Tax Matters

Item 11.  Defaults and Arrears on Senior Securities............................ Inapplicable

Item 12.  Legal Proceedings.....................................................Inapplicable

Item 13.  Table of Contents of the Statement of Additional                      Table of Contents of the Statement of Additional
          Information...........................................................Information

                                             Part B-Statement of Additional Information

                    ITEMS IN PART B OF FORM N-2                                 LOCATION IN STATEMENT OF
                                                                                 ADDITIONAL INFORMATION

Item 14.   Cover Page...........................................................Cover Page

Item 15.   Table of Contents....................................................Back Cover Page

Item 16.   General Information and History......................................Inapplicable

Item 17.   Investment Objective and Policies....................................Investment Objective and Policies; Investment
                                                                                Policies and Techniques

Item 18.   Management...........................................................Management

Item 19.   Control Persons and Principal Holders of Securities..................Management

Item 20.   Investment Advisory and Other Services...............................Management

Item 21.   Brokerage Allocation and Other Practices.............................Portfolio Transactions

Item 22.   Tax Status...........................................................Tax Matters

Item 23.   Financial Statements.................................................Financial Statements


                          Part C-Other Information

  Items 24-33 have been answered in Part C of this Registration Statement



                    SUBJECT TO COMPLETION, DATED , 2000
                                 PROSPECTUS
                       THE BLACKROCK 2012 TERM TRUST


[FLAG]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

     The BlackRock 2012 Strategic Term Trust (the "Trust") is a diversified, closed-end, management investment company. The Trust's investment objective is:

         o to provide current income and to return $10 per share (the initial public offering price per share) to holders of shares on or about December 31, 2012; and

         o        to provide capital appreciation.

     The Trust seeks to achieve its investment objective by investing in a diversified portfolio of investment grade fixed income securities of varying maturities to provide current income. The Trust's fixed income investments will include a broad range of U.S. dollar-denominated bonds, including corporate debt securities, U.S. government bonds and asset-and mortgage-backed securities. Under normal circumstances, the Trust will invest at least 75% of its total assets in fixed income securities. The Trust will also attempt to achieve capital appreciation by purchasing forward contracts based on the Standard & Poor's 500 Index with an initial notional value equivalent to 25% of the Trust's total assets; provided that no more than 5% of the Trust's total assets may be invested in initial margin for forward contracts on the Standard & Poor's 500 Index. The Trust will use leverage which is a speculative technique that may expose the Trust to greater risk and increased costs. See "Risk Factors."

     The Trust seeks to return $10 per common share to shareholders on or about December 31, 2012 when the Trust will terminate. The Trust will actively manage its portfolio of fixed income securities to seek to achieve this objective. The Trust will also retain each year a small percentage of its net investment income not to exceed 10% for any year, as required by federal income tax rules. No assurance can be given that the Trust will achieve its investment objective. See "Risk Factors."

     The Trust's shares will not be listed on any securities exchange, and the Trust anticipates that no secondary market will develop for its shares. As a closed-end fund, the Trust is prohibited from redeeming its shares on a daily basis. You may not be able to sell your shares when you want to and accordingly the shares are appropriate only as a long-term investment.

     In order to provide liquidity to shareholders, commencing on September 30, 2001 the Trust will make quarterly tender offers to repurchase at least 5% of its outstanding shares at net asset value. See "Tender Offers."

     The Trust intends to raise approximately $   million of net proceeds in
its initial offering. The Trust anticipates that the initial offering will end on or about December 31, 2000. The minimum investment in this offering is $1,000. The Trust's shares are being offered initially by brokers and
dealers selected by BlackRock Distributors, Inc. at a price of $   per share,
plus a sales charge of up to $   per share, for a maximum offering price of
$10.00 per share. The sales charge is payable to the selected broker or dealer who arranges for a sale. The Trust will pay each broker-dealer a shareholder servicing fee at an annual rate of % of the net asset value of the outstanding shares owned by customers of such broker or dealer. See
"How to Purchase Shares." The Trust will also pay organizational and offering
expenses estimated at $       .

     The Trust intends to offer additional shares at net asset value on a continuous basis. Orders for additional shares will be accepted in connection with each quarterly tender offer. The number of shares available to fill orders in connection with each tender offer will not exceed the number of shares repurchased by the Trust in the respective quarterly tender offer. See "Additional Sale of Shares."

     This prospectus contains important information about the Trust. You should read the prospectus before deciding whether to invest and retain it for future reference. A statement of additional information, dated , 2000, containing additional information about the Trust, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You can review the table of contents of the statement of additional information on page 24 of this prospectus. You may request a free copy of the statement of additional information by calling 1-888-825-2257. You may also obtain the statement of additional information and other information regarding the Trust on the SEC's web site (http://www.sec.gov).

     Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     The Trust's shares are expected to be available for delivery to purchasers, in book-entry form, through the facilities of the National
Securities Clearing Corporation on or about December   , 2000.



December    , 2000

     The Trust's shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution. The shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

     YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. THE TRUST HAS NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. THE TRUST IS NOT MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION PROVIDED BY THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS.


                             TABLE OF CONTENTS

                                                                        Page

PROSPECTUS SUMMARY.......................................................4
INVESTMENT OBJECTIVE AND POLICIES........................................9
INVESTMENT STRATEGIES...................................................10
MANAGEMENT..............................................................11
 OFFERS.................................................................14
CALCULATION OF NET ASSET VALUE..........................................17
CAPITAL STOCK...........................................................17
DISTRIBUTION POLICY.....................................................18
TAXES...................................................................19
GENERAL INFORMATION.....................................................21
TABLE OF CONTENTS FOR THE
  STATEMENT OF ADDITIONAL INFORMATION...................................23




                             PROSPECTUS SUMMARY

         The following information is a summary of, and is qualified in its entirety by reference to, more detailed information included in this prospectus and the Trust's statement of additional information.

THE TRUST..........................................  The BlackRock 2012
                                                     Term Trust is a
                                                     diversified,
                                                     closed-end management
                                                     investment company.
                                                     The Trust will
                                                     distribute
                                                     substantially all of
                                                     its assets on or about
                                                     December 31, 2012 when
                                                     the Trust will
                                                     terminate.

INVESTMENT OBJECTIVE AND POLICIES..................  The Trust's investment objective is (1) to
                                                     provide current income
                                                     and to return $10 per
                                                     share (the initial
                                                     public offering price
                                                     per share) to holders
                                                     of shares on or about
                                                     December 31, 2012 and
                                                     (2) to provide capital
                                                     appreciation. No
                                                     assurance can be given
                                                     that the Trust will
                                                     achieve its investment
                                                     objective.

                                                     The Trust seeks to
                                                     achieve its investment
                                                     objective by investing
                                                     its assets in a
                                                     diversified portfolio
                                                     of fixed income
                                                     securities of varying
                                                     maturities to provide
                                                     current income. The
                                                     Trust's fixed income
                                                     investments will
                                                     include a broad range
                                                     of U.S. investment
                                                     grade bonds, including
                                                     corporate debt
                                                     securities, U.S.
                                                     government bonds and
                                                     asset-and
                                                     mortgage-backed
                                                     securities. Under
                                                     normal circumstances,
                                                     the Trust will invest
                                                     at least 75% of its
                                                     total assets in fixed
                                                     income securities. The
                                                     Trust will also
                                                     attempt to achieve
                                                     capital appreciation
                                                     by purchasing forward
                                                     contracts based on the
                                                     Standard & Poor's 500
                                                     Index with an initial
                                                     notional value
                                                     equivalent to 25% of
                                                     the Trust's total
                                                     assets; provided that
                                                     no more than 5% of the
                                                     Trust's total assets
                                                     may be invested in
                                                     initial margin for
                                                     forward contracts on
                                                     the Index.

                                                     The Trust seeks to
                                                     return $10 per common
                                                     share to shareholders
                                                     on or about December
                                                     31, 2012 when the
                                                     Trust will terminate.
                                                     The Trust will
                                                     actively manage its
                                                     portfolio of fixed
                                                     income securities. The
                                                     Trust will also retain
                                                     each year a small
                                                     percentage of its net
                                                     investment income not
                                                     to exceed 10% for any
                                                     year, as required by
                                                     federal income tax
                                                     rules.

INVESTMENT MANAGER.................................  BlackRock Advisors,
                                                     Inc. acts as the
                                                     Trust's investment
                                                     manager. The
                                                     investment manager is
                                                     responsible for the
                                                     investment strategy of
                                                     the Trust. The
                                                     investment manager and
                                                     its affiliates
                                                     comprise a global
                                                     asset management firm
                                                     with assets of
                                                     approximately $190
                                                     billion under
                                                     management as of
                                                     September 30, 2000.

INVESTMENT MANAGER FEES............................  The Trust will pay a fee to the investment
                                                     manager for its
                                                     management services at
                                                     an annual rate of % of
                                                     the average weekly
                                                     value of the Trust's
                                                     managed assets. See
                                                     "Management - The
                                                     Investment Advisory
                                                     Agreement."

RISK FACTORS.......................................  Investment in the
                                                     Trust involves risk.
                                                     Before investing, you
                                                     should consider
                                                     carefully the
                                                     following principal
                                                     risks:

                                                     o    The Trust is
                                                          newly organized
                                                          and has no
                                                          operating
                                                          history.

                                                     o    You may not be
                                                          able to sell your
                                                          shares when you
                                                          want to.

                                                     o    If interest rates
                                                          rise, the value
                                                          of the Trust's
                                                          fixed income
                                                          portfolio will
                                                          decline.

                                                     o    If an issuer of a
                                                          fixed income
                                                          security
                                                          experiences
                                                          financial
                                                          difficulty or
                                                          defaults, there
                                                          may be a negative
                                                          impact on income
                                                          and the value of
                                                          the Trust's fixed
                                                          income portfolio.

                                                     o    The Trust will
                                                          use leverage in
                                                          managing its
                                                          fixed income
                                                          portfolio which
                                                          may expose the
                                                          Trust to greater
                                                          risk and increase
                                                          its costs.

                                                     o    The value of the
                                                          Trust's equity
                                                          component will go
                                                          up or down
                                                          depending upon
                                                          the value of the
                                                          stocks in the
                                                          Standard & Poor's
                                                          500 Index.

                                                     o    The Trust will be
                                                          subject to credit
                                                          risk with respect
                                                          to the
                                                          counterparties to
                                                          the Standard &
                                                          Poor's 500 Index
                                                          forward contracts
                                                          purchased by the
                                                          Trust.

                                                     o    The stocks
                                                          represented in
                                                          the Standard &
                                                          Poor's 500 Index
                                                          may underperform
                                                          other types of
                                                          equity
                                                          investments
                                                          (e.g., small
                                                          capitalization
                                                          securities).

TENDER OFFERS......................................  The Trust's shares will not be listed on
                                                     any securities
                                                     exchange, and the
                                                     Trust anticipates that
                                                     no secondary market
                                                     will develop for its
                                                     shares. As a
                                                     closed-end fund, the
                                                     Trust is prohibited
                                                     from redeeming its
                                                     shares on a daily
                                                     basis. You may not be
                                                     able to sell your
                                                     shares when you want
                                                     to and accordingly the
                                                     shares are appropriate
                                                     only as a long-term
                                                     investment.

                                                     In order to provide
                                                     liquidity to
                                                     shareholders,
                                                     commencing on
                                                     September 30, 2001 the
                                                     Trust will make
                                                     quarterly tender
                                                     offers to repurchase
                                                     at least 5% of its
                                                     outstanding shares at
                                                     net asset value. A
                                                     withdrawal charge of
                                                     1% designed to recover
                                                     offering expenses will
                                                     be charged in
                                                     connection with shares
                                                     which are accepted by
                                                     the Trust for tender
                                                     pursuant to quarterly
                                                     tender offers. See
                                                     "Tender Offers."

THE OFFERING.......................................  The Trust is initially offering its shares
                                                     through brokers and
                                                     dealers selected by
                                                     BlackRock
                                                     Distributors, Inc.,
                                                     through whom the Trust
                                                     intends to raise
                                                     approximately $
                                                     million. The Trust
                                                     anticipates that the
                                                     initial offering will
                                                     end on or about
                                                     December 31, 2000. The
                                                     minimum investment is
                                                     $1,000. The maximum
                                                     purchase price per
                                                     share of $10.00
                                                     includes a sales
                                                     charge of up to $   per
                                                     share. The sales
                                                     charge is payable to
                                                     the selected broker or
                                                     dealer who arranges
                                                     for a sale. The Trust
                                                     will pay each selected
                                                     broker or dealer a
                                                     shareholder servicing
                                                     fee at an annual rate
                                                     of [ %] of the net
                                                     asset value of the
                                                     outstanding shares
                                                     owned by customers of
                                                     such broker or dealer.
                                                     See "How to Purchase
                                                     Shares."

ADDITIONAL SALES OF SHARES ........................  The Trust intends to offer additional
                                                     shares at their net
                                                     asset value on a
                                                     continuous basis.
                                                     Orders for additional
                                                     shares will be
                                                     accepted in connection
                                                     with each quarterly
                                                     tender offer. The
                                                     number of shares
                                                     available to fill
                                                     orders in connection
                                                     with each tender offer
                                                     will not exceed the
                                                     number of shares
                                                     repurchased by the
                                                     Trust in the
                                                     respective quarterly
                                                     tender offer. Orders
                                                     for additional shares
                                                     will not be accepted
                                                     until the closing of
                                                     the Trust's initial
                                                     tender offer. See
                                                     "Additional Sales of
                                                     Shares."

DISTRIBUTION POLICY AND REINVESTMENT
PLAN..........................................       The Trust will pay monthly
                                                     dividends on the
                                                     shares in amounts
                                                     representing all or a
                                                     portion of the net
                                                     investment income, if
                                                     any, earned each year.
                                                     The Trust will pay to
                                                     shareholders monthly
                                                     all or a portion of
                                                     any taxable net
                                                     capital gain realized
                                                     on its investments.
                                                     The Trust will retain
                                                     each year a small
                                                     percentage of its net
                                                     investment income not
                                                     to exceed 10% for any
                                                     year, as required by
                                                     federal income tax
                                                     rules. In certain
                                                     circumstances, the
                                                     Trust may be subject
                                                     to federal excise tax
                                                     on the retained
                                                     amounts. Such retained
                                                     income is expected to
                                                     constitute a portion
                                                     of the liquidating
                                                     distribution returned
                                                     to investors on or
                                                     about December 31,
                                                     2012.

                                                     An automatic
                                                     reinvestment plan is
                                                     available for any
                                                     holder of the Trust's
                                                     common stock who
                                                     wishes to purchase
                                                     additional shares
                                                     using dividends and/or
                                                     capital gain
                                                     distributions paid by
                                                     the Trust. Shares will
                                                     be issued under the
                                                     plan at their net
                                                     asset value on the
                                                     ex-dividend date.
                                                     There is no sales
                                                     charge or other charge
                                                     for reinvestment.


                                RISK FACTORS

         Apart from the specific risks identified below, the Trust's investments may be adversely affected by the broad investment environment, which is influenced by many factors, including interest rates, inflation, politics, fiscal policy and current events. As with any fund, the Trust's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money.

NEWLY ORGANIZED

         The trust is a newly organized, diversified, closed-end management investment company and has no operating history.

LIQUIDITY RISK

         The Trust is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. There is no secondary trading market for the Trust's shares, and the Trust expects that no secondary market will develop. The Trust's shares are therefore not readily marketable. Although the Trust, as a fundamental policy, will make quarterly tender offers for at least 5% of its outstanding shares at net asset value you may not be able to sell all of the shares you desire to sell. The Trust's Board of Trustees may set a maximum number of shares the Trust will repurchase for any tender offer. Moreover, the Trust's repurchase policy may have the effect of decreasing the size of the Trust. This may force the Trust to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Trust and cause its expense ratio to increase.

FIXED INCOME RISK

         Two of the main risks of investing in fixed income securities are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds, such as those held by the Trust. Credit risk refers to the possibility that the issuer of a bond will experience financial difficulty or default and not be able to make interest and principal payments. This would result in a negative impact on income and the value of the Trust's fixed income portfolio.

REINVESTMENT RISK

         Reinvestment risk is the risk that income from the Trust's fixed income portfolio will decline if and when the Trust invests the proceeds from matured, traded, prepaid or called bonds at lower interest rates. This risk will increase as the Trust approaches its termination date, because the Trust will reinvest such proceeds in bonds with maturities on or about its termination date, and shorter bonds generally pay lower rates of interest than longer term bonds.

LEVERAGE RISK

         The Trust will use leverage in managing its portfolio of fixed income securities. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Increases and decreases in the Trust's portfolio will be magnified when the Trust uses leverage. For example, leverage may cause greater changes in the Trust's net asset value. The Trust will also have to pay interest on its borrowings, which may reduce the Trust's return. This interest expense may be greater than the Trust's return on the underlying investment.

COUNTERPARTY RISK

         The Trust will be subject to credit risk with respect to the counterparties to the Standard & Poor's 500 Index forward contracts purchased by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a forward contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the forward contract in bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.

STOCK RISK

         Because the Trust seeks exposure to the returns of the stocks contained in the Standard & Poor's 500 Index, it is subject to the general risks of stocks. The main risk of an investment in stocks is that stock values fluctuate in price. The value of the Trust's investment may go up or down depending on the performance of the stocks contained in the Standard & Poor's 500 Index, which means the Trust could lose money. Because different kinds of stocks go in and out of favor depending on market conditions, the stocks contained in the Standard & Poor's 500 Index may perform better or worse than other types of equity investments (e.g., small capitalization equity securities).


                         SUMMARY OF TRUST EXPENSES

         The following table illustrates the expenses and fees that the Trust expects to incur and that shareholders can expect to bear.


SHAREHOLDER TRANSACTION EXPENSES
    Sales load (as a percentage of offering price)................................     %
    Automatic reinvestment plan fees.............................................. none
    Maximum redemption fee .......................................................     %
ANNUAL EXPENSES (as a percentage of net assets)
    Management fees...............................................................     %
    Shareholder Servicing Fee.....................................................     %
    Other expenses................................................................     %
                                                                                   ---------
    Total annual expenses (before Interest Payments on Borrowed Funds)............     %
                                                                                   ---------
    Interest Payments on Borrowed Funds ..........................................     %
                                                                                   ---------
    Total annual expenses (after Interest Payments on Borrowed Funds) ............     %
                                                                                   =========


         The purpose of the table above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder of the Trust. The annual "Other expenses" shown above are
estimated, based on net assets of the Trust of $     million at the closing
of the initial offering, organizational and offering expenses payable by the
Trust estimated to be $     . For a more complete description of the various
costs and expenses of the Trust, see "Management."


Example                                          1 Year       3 Years      5 Years      10 Years
                                                 ------       -------      -------      --------

You would pay the following expenses  on a       $            $            $            $
$1,000 investment, assuming a 5% annual
return:



         THE EXAMPLE DOES NOT PRESENT ACTUAL EXPENSES AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, the Trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.


                                 THE TRUST

         The BlackRock 2012 Strategic Term Trust is a diversified, closed-end management investment company. The Trust will distribute substantially all of its assets on or about December 31, 2012 when the Trust will terminate. The Trust was organized as a business trust under the laws of the State of Delaware on October 20, 2000 and has registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust's principal office is located at 400 Bellevue Parkway, Wilmington, Delaware 19807 and its telephone number (888) 825-2257.


                              USE OF PROCEEDS

         The net proceeds of the offering will be invested in accordance with the Trust's investment objective and policies as stated below. It is presently anticipated that the Trust will be able to invest substantially all of the net proceeds in accordance with its objective and policies within six to eight months after the completion of the offering. To the extent that all of the proceeds cannot be so invested, pending such investment, they will be invested in short-term, high quality fixed income securities or securities that seek to emulate the returns of the Standard & Poor's 500 Index.

         The Trust will pay out of the proceeds of the initial offering its organizational and offering expenses, estimated to be $ , and the distribution costs of the initial offering, estimated at $ . Such expenses will therefore be borne by investors in the initial offering. Investors in any subsequent offering may not bear any organizational expenses or any offering or distribution expense from the initial offering.


                     INVESTMENT OBJECTIVE AND POLICIES

         The Trust's investment objective is to (1) provide current income and to return $10 per share (the initial public offering price per share) to holders of shares on or about December 31, 2012 and (2) provide capital appreciation.

         The Trust seeks to achieve current income by investing its assets in a diversified portfolio of investment grade fixed income securities of varying maturities. The Trust seeks to achieve capital appreciation by investing in forward contracts on the Standard & Poor's 500 Index. The Trust will attempt to return $10 to shareholders on December 31, 2012 by actively managing the maturity of its portfolio of fixed income securities.


                           INVESTMENT STRATEGIES

         The Trust's fixed income securities will include a broad range of U.S. dollar-denominated investment grade bonds including corporate debt securities, U.S. Government bonds, and mortgage-and asset-backed securities. The Trust will buy only securities that are rated investment grade at time of purchase by at least one major rating agency or determined by the investment manager to be of similar quality. The investment manager uses a relative value style that seeks bonds that will add value while controlling risk. Relative value is assessed in sector, sub-sector, and individual security selection. If a security falls below investment grade, the investment manager will decide whether to continue to hold the security. A security will be sold if, in the opinion of the investment manager, the risk of continuing to hold the security in unacceptable when compared to the total return potential. The investment manager will use leverage in managing the Trust's fixed income portfolio by borrowing for investment purposes up to 33% of the Trust's value. Leverage will be primarily in the form of reverse repurchase agreements and dollar roll transactions.

         The Trust seeks to return $10 per share to shareholders on or about December 31, 2012 by actively managing its portfolio of fixed income securities. The Trust will also retain each year a small percentage of its net investment income not to exceed 10% for any year, as required by applicable federal income tax rules.

         The Trust's equity component will consist of forward contracts on the Standard & Poor's 500 Index that replicate the return of the Index. In a forward contract, the Trust will post initial margin for the contract and pay a predetermined rate of interest on the notional value of the contract during its term. At the end of the contract, the Trust will receive a cash payment equivalent to the return of the Standard & Poor's 500 Index on the notional value of the contract. Using these forward contracts, the investment manager seeks to obtain exposure to the returns of the Standard & Poor's 500 Index with respect to 25% of the value of the Trust's portfolio.

         Under normal circumstances, the Trust will invest at least 75% of its total assets in investment grade fixed income securities. The Trust will not invest more than 5% of its total assets in initial margin for forward contracts and will not purchase forward contracts having a notional value in excess of 25% of the Trust's total assets. The Trust may also invest in other fixed income investments (including below investment grade or "high yield" fixed income securities), equity securities or short term temporary investments.

FIXED INCOME PHILOSOPHY

         The investment manager's investment decision-making process for the Trust's fixed income securities is subject to the same discipline, oversight and investment philosophy that the firm applies to other sectors of the fixed income market.

         The investment manager uses a relative value strategy that evaluates the trade-off between risk and return in selecting the Trust's fixed income securities. This strategy is combined with disciplined risk control techniques and applied in sector, sub-sector and individual security selection decisions. The investment manager's extensive personnel and technology resources are the key drivers of the investment philosophy.

         The investment manager has in-depth expertise in the fixed income market. The investment manager applies the same risk-controlled, active sector rotation style (discussed below) to the management process for all of its fixed income portfolios.

         The investment manager's portfolio management process emphasizes research and analysis of specific sectors and securities, not interest rate speculation. The investment manager believes that market-timing strategies can be highly volatile and potentially produce inconsistent results. Instead, the investment manager thinks that value over the long term is best achieved through a risk-controlled approach, focusing on sector allocation, security selection and yield curve management (discussed below).

         The investment manager also believes that over the long term, intense credit analysis will add value and avoid significant relative performance impairments.

         The investment manager's approach to credit risk incorporates a combination of sector-based top-down macro-analysis of industry sectors to determine relative weightings with an issuer-specific, bottom-up detailed credit analysis of issuers and structures. The sector-based approach focuses on rotating into sectors that are undervalued and exiting sectors when fundamentals or technicals become unattractive. The issuer-specific approach focuses on identifying special opportunities where the market undervalues a credit, and devoting concentrated resources to research the credit and monitor the position. The investment manager's yield curve management process involves, among other things, an evaluation of the risk/return trade off for bonds having different durations, and selecting bonds believed to present an attractive yield relative to the degree of interest rate risk involved.

REVERSE REPURCHASE AGREEMENTS

         Borrowings may be made by the Trust through reverse repurchase agreements under which the Trust sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Such agreements are considered to be borrowings under the 1940 Act. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative.

DOLLAR ROLL TRANSACTIONS

         To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Trust may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Trust of a mortgage-backed or other security concurrently with an agreement by the Trust to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Trust will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Trust compared with what the performance would have been without the use of dollar rolls.


                                 MANAGEMENT

TRUSTEES AND OFFICERS

         The Board of Trustees is responsible for the overall management of the Trust, including supervision of the duties performed by the investment manager. There are Trustees. Two of the Trustees are "interested persons" (as defined in the 1940 Act). The names and business addresses of the Trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under "Management" in the statement of additional information.

INVESTMENT MANAGER

         BlackRock Advisors, Inc. acts as the Trust's investment manager. BlackRock Advisors, Inc. is one of the largest publicly traded investment management firms in the United States with $191 billion of assets under management as of September 30, 2000. BlackRock Advisors, Inc. manages assets on behalf of more than 3,000 institutions and 160,000 individuals worldwide, including nine of the ten largest companies in the U.S. as determined by Fortune Magazine(1), through a variety of equity, fixed income, liquidity and alternative investment separate accounts and mutual funds, including the company's flagship fund families, BlackRock Funds and

--------
1   Issue of April 17, 2000



Provident Institutional Funds. In addition, the company provides risk management and technology services to a growing number of institutional investors under the BlackRock Solutions name. Clients are served from the company's headquarters in New York City, as well as offices in Philadelphia PA, Wilmington, DE, Edinburgh, Scotland and Tokyo, Japan. BlackRock Advisors, Inc. is a member of the PNC Financial Services Group, Inc. , one of the largest diversified financial services organizations in the United States, and is majority-owned by PNC and by BlackRock employees.

         BlackRock Advisors, Inc. manages [   ] other investment companies
with investment objectives similar to the Trust. To date, [   ] of these
investment companies have reached their respective maturity dates. Of these
[   ] investment companies, [   ] have met their investment objective as of
their respective maturity date. However, past performance is no guarantee of future performance.

PORTFOLIO MANAGEMENT TEAM

         The investment manager uses a team approach to managing its portfolios. The investment manager believes that this approach offers substantial benefits over one that is dependent on the market wisdom or investment expertise of only a few individuals. The investment manager's portfolio management team includes:

         MICHAEL P. LUSTIG, Managing Director and portfolio manager, is a member of the Investment Strategy Group. Mr. Lustig is primarily responsible for managing the firm's table closed-end funds and derivative products effort. Previously, Mr. Lustig developed analytical models for security and portfolio analysis, assisted in the structuring of BlackRock's mutual funds and analyzed the asset/liability structure of client portfolios. Prior to joining BlackRock in 1989, Mr. Lustig was an associate in the Financial Strategies and Investment Analysis Division of Security Pacific Merchant Bank. Mr. Lustig joined Security Pacific in 1987 and was responsible for developing models to trade derivative products including caps, floors, swaps, callable/putable bonds, futures and options. Mr. Lustig earned a BA degree in Computer Science and Art History from Columbia University in 1986.

         SCOTT AMERO, Managing Director and portfolio manager, is a member of the Investment Strategy Group. Mr. Amero has primary responsibility for managing client portfolios, specializing in the mortgage, and short and intermediate duration sectors including asset-backed securities (ABS), adjustable rate mortgage securities (ARMs) and other short duration mortgage products. Mr. Amero also serves as a Vice President for BlackRock's family of closed-end mutual funds and for the Smith Barney Adjustable Rate Government Income Fund.

         Prior to joining BlackRock in 1990, Mr. Amero was a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Amero joined First Boston in 1985 and became the firm's primary strategist for short duration securities.

         Mr. Amero has authored numerous publications on topics including mortgage securities, short duration securities and derivative products. He recently authored "The Challenges of CMO Portfolio Management" which was published in CMO Portfolio Management. Mr. Amero earned a BA degree in applied math and economics from Harvard University in 1985 and an MBA in finance from New York University in 1991.

         ROBERT S. KAPITO, Vice Chairman of BlackRock, Inc., is co-head of the Equity Operating Committee, Head of the Portfolio Management Group, a member of the Management Committee, the Investment Strategy Group, and BlackRock International's Management Committee. Mr. Kapito is responsible for the portfolio management of the Fixed Income, Domestic Equity and International Equity, Liquidity, and Alternative Investment Groups of BlackRock.

         In addition, Mr. Kapito plays a key role in coordinating the efforts of the analytical and administrative groups with the portfolio management group. He is also involved in marketing and managing several of BlackRock's funds. Mr. Kapito serves as a Vice President for BlackRock's family of closed-end mutual funds and for the Smith Barney Adjustable Rate Government Income Fund.

         Prior to founding BlackRock in 1988, Mr. Kapito was a Vice President in the Mortgage Products Group at The First Boston Corporation. Mr. Kapito joined First Boston in 1979 in the Public Finance Department. Mr. Kapito left First Boston to complete his MBA degree and returned to the firm in 1983 in the Mortgage Products Group. While with this Group, Mr. Kapito initially traded mortgage securities and then became the head trader of collateralized mortgage obligations (CMOs). Ultimately, Mr. Kapito became head of Mortgage Capital Markets with responsibility for marketing and pricing all of the mortgage-backed and asset-backed securities underwritten by First Boston. In 1982, Mr. Kapito worked as a strategic consultant with Bain & Co. and with two other private companies in Europe.

         Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979 and an MBA degree from Harvard Business School in 1983.

THE INVESTMENT ADVISORY AGREEMENT

         Pursuant to an investment management agreement between the investment manager and the Trust, the Trust has agreed to pay for the services and facilities provided by the investment manager a fee, payable monthly in arrears, at an annual rate equal to ____% of the average weekly value of the Trust's managed assets (the "management fee"). The investment management agreement covers both investment advisory and administration services. The Trust will reimburse the investment manager for all out-of-pocket expenses the investment manager incurs in connection with performing administrative services for the Trust. In addition, with the approval of the Board of Trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Trust operations (other than the provision of services required under the investment management agreement) of all personnel employed by the investment manager or its affiliates who devote substantial time to Trust operations or the operations of other investment companies advised by the Trust may be reimbursed to the investment manager or its affiliates.

         Managed assets are the total assets of the Trust minus the sum of accrued liabilities (other than indebtedness attributable to leverage). This means that during periods in which the Trust is using leverage, the fee paid to the investment manager will be higher than if the Trust did not use leverage because the fee is calculated as a percentage of the Trust's managed assets, including those purchased with leverage.

         Except as indicated above, the Trust will pay all of its expenses, including fees of the Trustees not affiliated with the investment manager and board meeting expenses; fees of the investment manager and the Administrator; interest charges; taxes; organization expenses; charges and expenses of the Trust's legal counsel and independent accountants, and of the transfer agent, registrar and dividend disbursing agent of the Trust; expenses of repurchasing shares; expenses of issuing any preferred shares or indebtedness; expenses of printing and mailing share certificates (if any), stockholder reports, notices, proxy statements and reports to governmental offices; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; expenses connected with negotiating, effecting the purchase or sale of, or registering privately issued portfolio securities; custodial fees and expenses for all services to the Trust, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating and publishing the net asset value of the Trust's shares; expenses of membership in investment company associations; expenses of fidelity bonding and other insurance expenses including insurance premiums; expenses of stockholders meetings; and SEC and state registration fees.

TERM OF THE TRUST

         The Trust's Agreement and Declaration of Trust provides that the Trust will terminate on December 31, 2012, without shareholder approval. In connection with such termination, the Trust will liquidate all of its assets and distribute to stockholders the net proceeds therefrom after making appropriate provision for any liabilities of the Trust. Prior to such termination, however, the Board of Trustees of the Trust will consider whether it is in the best interests of shareholders to terminate and liquidate the Trust without shareholder approval notwithstanding the Agreement and Declaration of Trust. In considering the matter, the Board of Trustees will take into account, among other factors, the adverse effect which capital losses realized upon disposition of securities in connection with liquidation (if any such losses are anticipated) would have on the Trust and it shareholders. In the event that the Board of Trustees determines that under the circumstances, termination and liquidation of the Trust on December 31, 2012 without a shareholder vote would not be in the best interest of shareholders, the Board of Trustees will call a special meeting of shareholders to consider appropriate amendment. The Trust's Agreement and Declaration of Trust would require the affirmative vote of the holders of at least 75% of outstanding shares to approve such an amendment.

                               TENDER OFFERS

         The Trust is structured as a closed-end fund, which means that you will not have the right to redeem your shares on a daily basis. In addition, the Trust will not list its shares on any stock exchange and does not expect any trading market to develop for its shares. As a result, if you invest in the Trust you may not be able to sell your shares when you want to and the shares accordingly are appropriate only as a long term investment.

         To provide you with a degree of liquidity, and the ability to receive net asset value on a disposition of your shares, the Trust will make quarterly tender offers to repurchase its shares. The tender offers will be limited to a specified percentage of the Trust's outstanding shares. Shares will be repurchased at their net asset value. The Trust intends to commence the first quarterly tender offer in September 30, 2001.

THE TRUST WILL OFFER TO REPURCHASE AT LEAST 5% OF ITS OUTSTANDING SHARES EACH QUARTER

         Each quarter, the Trust will offer to repurchase at least 5% of the number of shares outstanding on the date repurchase requests are due. The Trust's Board of Trustees may establish a larger percentage for any quarterly tender offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due.

         The Trust intends to commence the first quarterly tender offer in September 30, 2001. Thereafter, quarterly tender offers will commence on or about each March 31, June 30, September 30 and December 31 and will be completed in the following month.

         When a tender offer commences, the Trust will publish a notification of the offer in accordance with applicable securities laws. The notification will specify, among other things:

         o the percentage of shares that the Trust is offering to repurchase. This will be at least 5%.
         o     the date on which a shareholder's repurchase request is due.
         o the date that will be used to determine the Trust's net asset value applicable to the tender offer. This is generally expected to be the day on which requests are due.
         o the date by which shareholders will receive the proceeds from their share sales.
         o the net asset value of the shares of the Trust as of a date no more than seven days prior to the date of the notification.

         The Trust intends to publish this notification approximately 30 days before the due date for the tender request. In no event will the notice be published less than 21 or more than 42 days in advance. Your shares of the Trust must be held through a selected broker or dealer. Certificated shares will not be available, and you will not be able to receive tender offers directly from the Trust. Your selected broker or dealer may require additional time to mail the tender offer to you, to process your request, and to credit your account with the proceeds of any tender shares.

THE DUE DATE FOR TENDER REQUESTS IS A DEADLINE THAT WILL BE STRICTLY OBSERVED

         If your intermediary fails to submit your tender request in good order by the due date, you will be unable to liquidate your shares until a subsequent quarter, and you will have to resubmit your request in that quarter. You should be sure to advise your intermediary of your intentions in a timely manner. You may withdraw or change your tender request at any point before the due date.

THE TRUST'S FUNDAMENTAL POLICIES WITH RESPECT TO TENDER OFFERS

         The Trust has adopted the following fundamental policies in relation to its tender offers which may only be changed by a majority vote of the outstanding voting securities of the Trust:

         o     as stated above, the Trust intends to make tender offers
               every three months, pursuant to Rule 13e-4 under the Securities Exchange Act of 1934, as it may be amended from time to time, commencing September 30, 2001;
         o 5% of the Trust's outstanding stock will be subject to the tender offer, unless the Board of Trustees establishes a different percentage, which must be between 5% and 25%;
         o     the repurchase request due dates will be    ,    , and
               (or the preceding business day if that day is a New York Stock Exchange holiday); and
         o there will be a maximum 14 day period between the due date for each tender request and the date on which the Trust's net asset value for that tender is determined.

OVERSUBSCRIBED TENDER OFFERS

         There is no minimum number of shares that must be tendered before the Trust will honor tender requests. However, the percentage determined by the Board of Trustees for each tender offer will set a maximum number of shares that may be purchased by the Trust. In the event a tender offer by the Trust is oversubscribed, the Trust may, but is not required to, repurchase additional shares up to a maximum amount of 2% of the outstanding shares of the Trust. If the Trust determines not to repurchase additional shares beyond the tender offer amount, or if shareholders tender an amount of shares greater than that which the Trust is entitled to purchase, the Trust will repurchase the shares tendered on a pro rata basis.

         If proration is necessary, the Trust will send a notice of proration to selected brokers and dealers on the business day following the due date. The number of shares each investor asked to have repurchased will be reduced by the same percentage. If any shares that you wish to tender to the Trust are not repurchased because of proration, you will have to wait until the next tender offer, and your tender request will not be given any priority over other investors' requests. Thus, there is a risk that the Trust may not purchase all of the shares you wish to tender in a given quarter or in any subsequent quarter. In anticipation of the possibility of proration, some shareholders may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood of proration. THERE IS NO ASSURANCE THAT YOU WILL BE ABLE TO TENDER AS MANY OF YOUR SHARES AS YOU DESIRE TO SELL.

         The Trust may suspend or postpone a tender offer in limited circumstances, but only with the approval of a majority of the Board of Trustees, including a majority of independent Trustees.

DETERMINATION OF TENDER PRICE

         The tender price payable in respect of a tendered share will be equal to the share's net asset value on the date specified in the notice. The Trust's net asset value per share may change materially between the date a tender offer is mailed and the due date, and it may also change materially shortly after a tender is completed. The method by which the Trust calculates net asset value is discussed under the caption "Calculation of Net Asset Value."

WITHDRAWAL CHARGE

         A withdrawal charge of 1% designed to recover offering expenses will be charged in connection with shares which are accepted by the Trust for tender pursuant to quarterly tender offers. Proceeds from the withdrawal charge will be paid to the Trust.

PAYMENT

         The Trust expects to repurchase shares on the next business day after the net asset value determination date selected to determine the tender price. Proceeds will be distributed to intermediaries as specified in the tender offer notification, usually on the third business day after repurchase. In any event, the Trust will pay tender proceeds no later than seven days after such net asset value determination date.

IMPACT OF REPURCHASE POLICIES ON THE LIQUIDITY OF THE TRUST

         From the time the Trust distributes or publishes each tender offer notification until the net asset value determination date, the Trust must maintain liquid assets at least equal to the percentage of its shares subject to the tender offer. For this purpose, liquid assets means assets that may be disposed of in the ordinary course of business at approximately the price at which they are valued or which mature by the tender payment date. The Trust is also permitted to borrow up to 5% of its assets to meet tender requests.

IN-KIND REPURCHASES

         Under normal conditions, the Trust intends to repurchase its shares for cash. However, the Trust reserves the right to pay for all or a portion of tendered shares with an in-kind distribution of a portion of its portfolio securities.

CONSEQUENCES OF TENDER OFFERS

         The Trust believes that tender offers will generally be beneficial to the Trust's shareholders, and will generally be funded from available cash or sales of portfolio securities. However, if the Trust borrows to finance repurchases, interest on that borrowing will increase the Trust's expenses and will reduce any net investment income. To the extent the Trust finances tender proceeds by selling Trust investments, the Trust will hold a larger proportion of its total assets in fixed income securities. Subsequent to each quarterly tender, the Trust may offer additional shares which may alleviate these potential consequences, but there is no assurance that the Trust will be able to raise new cash.

         Tender offers provide shareholders with the opportunity to dispose of shares at net asset value. The Trust does not anticipate that a secondary market will develop, but in the event that a secondary market were to develop, it is possible that shares would trade in that market at a discount to net asset value. The existence of periodic tender offers at net asset value may not alleviate such discount.

         Repurchase of the Trust's shares will tend to reduce the number of outstanding shares and, depending upon the Trust's investment performance and its ability to sell additional shares, its net assets. A reduction in the Trust's net assets will tend to increase the Trust's expense ratio.

         In addition, the repurchase of shares by the Trust will be a taxable event to shareholders. For a discussion of these tax consequences, see "Taxes."

                       CALCULATION OF NET ASSET VALUE

         The Trust will compute its net asset value on Thursday of each week as of the close of regular trading of the New York Stock Exchange, which is generally 4:00 p.m. New York time. Securities owned by the Trust will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees. Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Trust's net asset value. As a result, the Trust's issuance or repurchase of its shares at net asset value at a time when it owns securities that are valued at fair value may turn out to have had the effect of diluting or increasing the economic interest of remaining shareholders. All fair value determinations by the investment manager are subject to ratification by the Board of Trustees.

         Expenses of the Trust, including the investment manager's investment management fee and the costs of any borrowings, are accrued daily and taken into account for the purpose of determining net asset value.

         The net asset value per share is computed by dividing the net asset value of the Trust by the number of shares then outstanding. The net asset value per share will be rounded up or down to the nearest cent. You may obtain the Trust's weekly net asset value per share by calling 1-888-825-2257 or by visiting the investment manager's internet website (www.br.com). The Trust also intends to publish its net asset value once weekly in various financial periodicals.

                               CAPITAL STOCK

         The Trust is an unincorporated business trust organized under the laws of the state of Delaware pursuant to an Agreement and Declaration of Trust dated October 20, 2000. The Trust is authorized to issue 100 million shares of capital stock, all of one class called common shares, $0.01 par value. The Board of Trustees is authorized to classify and reclassify any unissued capital shares from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemptions of such shares. The Board of Trustees is also authorized to increase or decrease the number of shares the Trust is authorized to issue.

         Shares are entitled to one vote per share at all meetings of shareholders. The Trust does not intend to hold annual meetings of shareholders. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. Shareholders are entitled to receive dividends only if and to the extent declared by the Board of Trustees.

         Shares are not available in certificated form, and shares must be held through a selected broker or dealer.

        CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

         The Trust's Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its board of trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Trust, which attempts could have the effect of increasing the expenses of the Trust and disrupting the normal operation of the Trust. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A Trustee may be removed from office by the action of two-thirds of the remaining trustees or by a vote of the holders of at least two-thirds of the shares.

         In addition, the Trust's Agreement and Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Trust, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with five percent-or-greater holders of a class of shares and their associates, unless two-thirds of the Board of Trustees by resolution has approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For proposes of these provisions, a five percent-or-greater holder of a class of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of shares of beneficial interest of the Trust. The transactions subject to these special approval requirements are:

         o the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder;

         o the issuance of any securities of the Trust to any Principal Shareholder for cash, except pursuant to the Dividend Reinvestment Plan;

         o the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder, except assets having an aggregate fair market value of less that $1 million, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

         The Board of Trustees has determined that provisions with respect to the Board of Trustees and the 75% voting requirements described above, and the requirements relating to conversions to an open-end trust described below, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the SEC for the full text of these provisions.

                            DISTRIBUTION POLICY

         Dividends will be paid monthly on the shares in amounts representing all or a portion of the net investment income, if any, earned each year. Payments on shares will vary in amount, depending on investment income received and expenses of operation.

         All or a portion of any taxable net capital gain realized on investments will be paid to shareholders at least annually.

         The Trust will retain each year a small percentage of its net investment income not to exceed 10% for any year as required by federal income tax rules. In certain circumstances, the Trust may be subject to federal excise tax on the retained amounts.

         Such retained income is expected to constitute a portion of the liquidating distribution returned to investors on or about December 31, 2012.

         The net asset value of each share that you own will be reduced by the amount of the distributions or dividends that you receive with respect to that share.

AUTOMATIC REINVESTMENT PLAN

         The automatic reinvestment plan is available for any holder of the Trust's common stock who wishes to purchase additional shares using dividends and/or capital gain distributions paid by the Trust. You may elect to:

         o     reinvest both dividends and capital gain distributions;
         o receive dividends in cash and reinvest capital gain distributions; or
         o receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct your broker or dealer otherwise.

         Shares will be issued to you at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. You are free to change your election at any time by contacting your broker or dealer, who will inform the Trust. Your request must be received by the Trust before the record date to be effective for that dividend or capital gain distribution.

                                   TAXES

         The Trust intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Trust will generally be exempt from federal income taxes on net investment income and capital gains distributed to shareholders, to the extent and as long as at least 90% of the Trust's investment income and net short-term capital gains are distributed to shareholders each year.

         The Trust will, however, be subject to Federal income tax at regular corporate income tax rate on any net investment income (other than net tax-exempt interest income) that it retains.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

         If the Trust fails to distribute, by the close of each calendar year, at least an amount equal to the sum of 98% of its ordinary taxable income for such year and 98% of its capital gain net income for the one year period ending October 31 in such year, plus any shortfalls from the prior year's required distribution, it will be liable for a 4% excise tax on the portion of the undistributed amount of such income that is less than the required amount for such distributions.

         Dividends from net investment income and distributions from net short-term capital gain are taxable as ordinary income. Distributions from net capital gain are taxable as long-term capital gain, regardless of how long shares in the Trust have been held by the shareholder, and are not eligible for the dividends-received deduction. The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Trust shares.

         As a regulated investment company the Trust is not allowed to claim Code Section 243 deduction ("Dividend Received Deduction") in computing its investment company taxable income. If properly designated by the Trust, and provided certain holding period requirements are met, corporate shareholders of the Trust may generally be eligible to treat dividends received from the Trust as eligible for the dividend received deduction, but only to the extent the Trust would have been permitted to take such deduction in the absence of the disallowance stated in the preceding sentence. The Trust's corporate shareholders shall not be permitted to take the Dividend Received Deduction with respect to distributions that are treated as long term capital gain, as described above.

         When you sell Trust shares or have shares repurchased by the Trust, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you have held your shares for more than one year, or as a short-term capital gain or loss if you have held your shares for one year or less. However, if you sell Trust shares on which a long-term capital gain distribution has been received and you have held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

         The Trust does not intend to operate so as to be permitted to "pass-through" to its shareholders credit for foreign taxes, if any, payable by the Trust.

         Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

                           HOW TO PURCHASE SHARES

INITIAL OFFERING

         Shares of the Trust will be offered during the initial offering through BlackRock Distributors, Inc. as principal underwriter and through selected brokers and dealers. The Trust anticipates that the initial offering will end on or about December 31, 2000. Shares of stock are
offered at $   per share plus a sales charge of up to $   per share payable
to the broker or dealer who arranges the sale. The maximum offering price is $10.00 per share.

         The Trust must receive your payment for shares purchased in the
initial offering by       , 2000, unless the offering is extended by BlackRock
Distributors, Inc. You should consult with your broker or dealer to ensure that this deadline is met.

         The Trust will have the sole right to accept orders to purchase shares and reserves the right to reject any order in whole or in part. The initial offering may be terminated by the Trust or BlackRock Distributors, Inc. at any time.

         In addition, the Trust will pay each selected broker or dealer a
shareholder servicing fee at an annual rate of     % of the net asset value
of the outstanding shares owned by customers of such broker or dealer, as described below.

         No market currently exists for the Trust's shares. The Trust's shares will not be listed on any securities exchange, and the Trust does not anticipate that a secondary market will develop for its shares. Neither the investment manager, nor any broker or dealer selected by BlackRock Distributors, Inc. to participate in the initial offering of the Trust's shares, intends to make a market in the Trust's shares.

         The Trust has agreed to indemnify BlackRock Distributors, Inc., and the investment manager has agreed to indemnify each selected broker and dealer, against certain liabilities, including liabilities under the Securities Act of 1933.

ADDITIONAL SALES OF SHARES

         Shortly after the closing of the initial offering, the Trust intends to commence a continuous public offering through BlackRock Distributors, Inc. Orders for additional shares will be accepted in connection with each quarterly tender offer. The number of shares available to fill orders in connection with each tender offer will not exceed for sale will be approximately the same as the number of shares repurchased by the Trust in the respective quarterly tender offer. If more shares are subscribed for than are unavailable, the Trust will reduce the amount sold to each subscriber in proportion to the amount subscribed for. It is anticipated that sales will be conducted once each quarter. The Board of Trustees may discontinue the Trust's policy of making additional sales at any time. In deciding whether to commence sales, the Trust will take into account all factors it considers relevant, including market conditions, the cash available to it for investment, the number of shares available for sale and the Trust's experience with tender offers. Orders for additional shares will not be accepted until the closing of the Trust's initial tender offer.

SHAREHOLDER SERVICING FEE

         The Trust may pay selected brokers and dealers a shareholder servicing fee to compensate them for providing shareholder services and the maintenance of accounts. These services include providing information and responding to shareholder questions about the structure of the Trust, the availability of shares in any additional offerings and quarterly tender offers. The shareholder servicing fee is payable quarterly in arrears at an annual rate of % of the value of the outstanding shares owned by the customers of such broker or dealer. This fee is accrued daily as an expense of the Trust.

                            GENERAL INFORMATION

         The transfer agent, dividend disbursing agent and registrar for the common shares will be PFPC Inc. The Trust's assets are held under a Custodial Agreement with State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts.

         Certain legal matters in connection with the common shares offered hereby will be passed upon for the Trust by Skadden, Arps, Slate, Meagher & Flom LLP, New York, New York and for the selected broker-dealers by
     , New York, New York.

                      , Two World Center, New York, New York, acts as independent auditors for the Trust.

         The Trust sends unaudited semiannual reports and audited annual reports, including a list of investments held, to stockholders.

         The Trust is subject to the informational requirements of the 1940 Act and in accordance therewith is required to file reports, proxy statements and other information with the SEC. Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the SEC, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and the SEC's New York Regional Office, Seven World Trade Center, New York, New York 10048 and its Chicago Regional Office, Suite 1400, Northwestern Atrium Center, 500 West Madison Street, Chicago, Illinois 60661.

         Additional information regarding the Trust and the common shares is contained in the Registration Statement on Form N-2, including amendments, exhibits and schedules thereto, relating to such shares filed by the Trust with the SEC. This prospectus does not contain all of the information set forth in the Registration Statement, including any amendments, exhibits and schedules thereto. For further information with respect to the Trust and the shares offered hereby, reference is made to the Registration Statement. Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

         A copy of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC. The SEC maintains a web site (http://www.sec.gov) that contains the Registration Statement, other documents incorporated by reference, and other information the Trust has filed electronically with the SEC, including proxy statements and reports filed under the 1940 Act.


                         TABLE OF CONTENTS FOR THE
                    STATEMENT OF ADDITIONAL INFORMATION

                                                                       Page


INVESTMENT OBJECTIVE AND POLICIES.........................              S-2
INVESTMENT POLICIES AND TECHNIQUES........................              S-3
MANAGEMENT...............................................              S-15
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................              S-18
TAX MATTERS..............................................              S-18
FINANCIAL STATEMENTS.....................................              S-21
ADDITIONAL INFORMATION...................................              S-21




===============================================================================


                               THE BLACKROCK
                              2012 TERM TRUST









                           ---------------------

                                 PROSPECTUS

                                   , 2000
                           ---------------------




===============================================================================




The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                     SUBJECT TO COMPLETION, DATED ,2000

                       THE BLACKROCK 2012 TERM TRUST

                    STATEMENT OF ADDITIONAL INFORMATION

The BlackRock 2012 Term Trust (the "Trust") is a diversified, closed-end management investment company. This statement of additional information relating to common shares does not constitute a prospectus, but is incorporated by reference into and should be read in conjunction with the prospectus relating hereto dated , 2000. This statement of additional information does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling (800) 441-7762. You may also obtain a copy of the prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov).

                             TABLE OF CONTENTS

                                                                     Page

INVESTMENT OBJECTIVE AND POLICIES........................................
INVESTMENT POLICIES AND TECHNIQUES.......................................
MANAGEMENT...............................................................
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................
STATISTICAL INFORMATION REGARDING
DIFFERENT SECURITIES.....................................................
TAX MATTERS..............................................................
FINANCIAL STATEMENTS.....................................................
ADDITIONAL INFORMATION...................................................



         This statement of additional information is dated , 2000.




                     INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT RESTRICTIONS

         The following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of the Trust's outstanding voting securities (defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Trust not to be fundamental and accordingly may be changed without stockholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in the percentage resulting from changing market values will not be considered a deviation from policy. Subject to the foregoing, the Trust may not:

          (1) purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Trust's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Trust, except that up to 25% of the value of the Trust's total assets may (taken at current value) be invested without regard to these limitations;

          (2) invest 25% or more of the value of its total assets in any one industry;

          (3) issue senior securities or borrow money other than as permitted by the 1940 Act;

          (4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Trust's investment objectives and policies or the entry into repurchase agreements;

          (5) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Trust may be deemed to be an underwriter;

          (6) purchase or sell real estate or interests therein; provided that the Trust may hold and sell any real estate acquired in connection with its investment in portfolio securities; or

          (7) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Trust becoming subject to registration with the Commodity Futures Trading Commission as a commodity pool.

          For purposes of applying the limitation set forth in subparagraph
(2) above, securities of the U.S. Government, its agencies, or instrumentalities, and securities backed by the credit of a governmental entity are not considered to represent industries.

         For the purpose of applying the limitation set forth in subparagraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental issuer, then such nongovernmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

         Under the 1940 Act, the Trust may invest only up to 10% of its total assets in the aggregate in shares of other investment companies and only up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased.
As a shareholder in any investment company, the Trust will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Trust's advisory fees and other expenses with respect to assets so invested. Holders of common shares would therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in the prospectus.

         In addition to the foregoing fundamental investment policies, the Trust is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board of Trustees. The Trust may not:

         (1) Make any short sale of securities except in conformity with applicable laws, rules and regulations and unless, giving effect to such sale, the market value of all securities sold short does not exceed 25% of the then outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

         (2) Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act or any exemptive relief obtained thereunder.

         The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

         In addition, to comply with Federal tax requirements for qualification as a "regulated investment company," the Trust's investments will be limited in a manner such that at the close of each quarter of each fiscal year, (a) no more than 25% of the Trust's total assets are invested in the securities of a single issuer and (b) with regard to at least 50% of the Trust's total assets, no more than 5% of its total assets are invested in the securities of a single issuer. These tax-related limitations may be changed by the Trustees to the extent appropriate in light of changes to applicable tax requirements.


                     INVESTMENT POLICIES AND TECHNIQUES

         The following information supplements the discussion of the Trust's investment objective, policies and techniques that are described in the prospectus.

         REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Trust is authorized to borrow money. If the securities held by the Trust should decline in value while borrowings are outstanding, the net asset value of the Trust's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Trust's securities. Borrowings may be made by the Trust through reverse repurchase agreements under which the Trust sells trust securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Such Agreements are considered to be borrowings under the 1940 Act. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Trust may decline below the price of the securities the Trust is obligated to repurchase and that the securities may not be returned to the Trust. During the time a reverse repurchase agreement is outstanding, the Trust will maintain a segregated amount with the Trust's custodian containing cash, or U.S. Government or other appropriate liquid securities having a value at least equal to the repurchase price. The Trust's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

         VARIABLE AND FLOATING RATE INSTRUMENTS. The Trust may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in providing for periodic adjustments in the interest rate. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. The absence of an active secondary market with respect to particular floating rate instruments, however, could make it difficult for the Trust to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Trust is not entitled to exercise its demand rights.

         With respect to purchasable variable and floating rate instruments, the investment manager will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Trust to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Trust is not entitled to exercise its demand rights, and the Trust could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted trust maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Trust can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

         INVESTMENT GRADE SECURITIES. Investment grade securities are fixed income securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, or Aaa, Aa, A or Baa by Moody's) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income security. Moreover, market risk also will affect the prices of even the highest rated fixed income securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

         MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Trust may purchase bank obligations, such as certificates of deposit, notes, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or saving institutions having total assets at the time of purchase in excess of $1 billion. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of the Trust's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

         MORTGAGE RELATED AND ASSET-BACKED SECURITIES. The Trust may make significant investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         Nonmortgage asset-backed securities involve risks that are not presented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

         The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of the Trust, the maturity of mortgage-related and other asset-backed securities held by the Trust will be based on estimates of average life which take prepayments into account. The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. In general, the collateral supporting nonmortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

         The relationship between prepayments and interest rates may give some high-yielding mortgage-related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Trust will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Trust purchases asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Trust's principal investment to the extent of premium paid.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Trust may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates") . These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in CMOs and REMICs, which are known as "regular" interests or "residual" interests. The residual in a CMO or REMIC structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs or RHMICs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO and REMIC interests. The Trust does not currently intend to purchase residual interests. The markets for CMOs and REMICs may be more illiquid than those of other securities.

         Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market price and yields that are much more volatile than the PAC classes.

         FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on Pcs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain Pcs, referred to as "Gold PCs."

         U.S. GOVERNMENT OBLIGATIONS. The Trust may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts ("TIGRs") and certificates of accrual on Treasury certificates ("CATs"). The Trust may purchase these certificates, as well as Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

         Examples of the types of U.S. Government obligations which the Trust may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United states, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

         NON-INVESTMENT GRADE SECURITIES. The Trust may invest in non-investment grade or "high yield" fixed income or convertible securities commonly known to investors as "junk bonds."

         High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies' evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated "Ba" or lower by Moody's or "BB" or lower by S&P) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer's financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

         While the market values of high yield securities tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Trust's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

         During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Trust's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Trust defaulted, the Trust may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

         The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Trust may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Trust's assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

         The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Trust's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years.

         When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Trust's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Trust to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of the Trust's liquid securities may become illiquid and the proportion of the Trust's assets invested in illiquid securities may significantly increase.

         The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the investment manager performs its own analysis of the issuers whose non-investment grade securities the Trust holds. Because of this, the Trust's performance may depend more on the investment manager's own credit analysis than in the case of mutual funds investing in higher-rated securities.

         In selecting non-investment grade securities, the investment manager considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Trust. The investment manager continuously monitors the issuers of non-investment grade securities held by the Trust for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Trust so that it can meet redemption requests. If a security's rating is reduced below the minimum credit rating that is permitted for the Trust, the investment manager will consider whether the Trust should continue to hold the security.

         In the event that the Trust experiences an unexpected level of net redemptions, it could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Trust's rate of return is based.

         The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

         The Trust may invest in securities ratted in the category "C" and above or determined by the investment manager to be of comparable quality. Securities rated "C" are considered highly speculative and may be used to cover a situation where the issuer has filed a bankruptcy petition but debt service payments are continued. While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions.

         CORPORATE BONDS. Corporate bonds are fixed income securities of private issuers. Holders of corporate bonds, as creditors, have a prior legal claim over holders of equity securities of the issuer as to both income and assets for the principal and interest due to the holder.

         COMMERCIAL PAPER. The Trust may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by a Trust's adviser or sub-adviser, "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. Commercial paper purchasable by the Trust includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

         REPURCHASE AGREEMENTS. The Trust may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Trust to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

         The repurchase price under the repurchase agreements generally equals the price paid by the Trust involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate of securities underlying the repurchase agreement). The financial institutions with which a Trust may enter into repurchase agreements will be banks and nonbank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and nonbank dealers are deemed creditworthy by the Trust's investment manager. The Trust's investment manager will continue to monitor creditworthiness of the Seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Trust's investment manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Trust's investment manager will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Trust is custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Trust under the 1940 Act.

         The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Trust will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Trust's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Trust may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Trust may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Trust may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment," including "TBA" (to be announced) basis. These transactions involve a commitment by the Trust to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Trust to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.

         When the Trust agrees to purchase securities on this basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside Trust securities to satisfy a purchase commitment, and in such a case the Trust may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Trust's commitments. It may be expected that the market value of the Trust's net assets will fluctuate to a greater degree when it sets aside Trust securities to cover such purchase commitments than when it sets aside case.

         If deemed advisable as a matter of investment strategy, the Trust may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Trust on the settlement date. In these cases the Trust may realize a taxable capital gain or loss.

         When the Trust engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Trust's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Trust starting on the day the Trust agrees to purchase the securities. The Trust does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Trust may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Trust could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objective, the Trust may write (i.e. sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specified period of time. These options may relate to particular securities, securities indices, or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

         The Trust may also invest in futures contracts and options on futures contracts (interest rate futures contracts or index futures contracts, as applicable). The value of the Trust's contracts may equal or exceed 100% of its total assets, although the Trust will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

         Futures contracts obligate the Trust, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Trust may sell a futures contract in order to offset an expected decrease in the value of its Trust positions that might otherwise result from a market decline or currency exchange fluctuation. The Trust may do so either to hedge the value of its securities Trust as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Trust may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

         The Trust may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Trust purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Trust sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with the Trust's position in a futures contract or related option, the Trust will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Trust and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Trust's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

         The Trust intends to comply with the regulations of the Commodity Futures Trading Commission exempting the Trust from registration as a "commodity pool operator."

         Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. The Trust will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Trust owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Trust maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Trust holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Trust in liquid assets in a segregated account with its custodian.

         When the Trust purchases a put option, the premium paid by it is recorded as an asset of the Trust. When the Trust writes an option, an amount equal to the net premium (the premium less the commission) received by the Trust is included in the liability section of the Trust's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by the Trust expires unexercised the Trust realizes a loss equal to the premium paid. If the Trust enters into a closing sale transaction on an option purchased by it, the Trust will realize a gain if the premium received by the Trust on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Trust expires on the stipulated expiration date or if the Trust enters into a closing purchase transaction it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Trust is exercised, the proceeds of the sale will be increased by the net premium originally received and the Trust will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         FORWARD CONTRACTS. As discussed in the prospectus, the Trust may purchase forward contracts on the Standard & Poor's 500 Index. These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. The forward contracts will obligate the Trust to [make an initial margin payment] and pay a predetermined rate of interest on the contract's notional amount for the term of the contract. At the end of the contract, the Trust will receive a payment equal to the return of the Standard & Poor's 500 Index on the notional amount of the contract. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Trust to the risk of counterparty default.

         INTEREST RATE TRANSACTIONS. The Trust may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Trust may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities a Trust anticipates purchasing at a later date. The Trust intends to use these transactions as a hedge and not as a speculative investment.

         The Trust may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether the Trust is hedging its assets or its liabilities. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

         The Trust will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted but, with the Trust receiving or paying, as the case may be, only the net amount of the two payments.

         The Trust will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate swap on a daily basis and will deliver an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess to a custodian that satisfies the requirements of the 1940 Act. If the other party to an interest rate swap defaults, the Trust's risk of loss consists of the net amount of interest payments that the Trust is contractually entitled to receive. The Trust will not enter into any interest rate or currency swap unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P, Duff & Phelps or Fitch, or "A" or "P-1" or better by Moody's.

         The Trust will enter into interest rate swap, cap and floor transactions only with institutions deemed the creditworthy by the Trust's investment manager. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they are less liquid than swaps.

         SECURITIES LENDING. The Trust may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Trust may not make such loans in excess of 331/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

         The Trust would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by the Trust in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) "first tier" quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSRO's, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks) (i.e. CD's, BA's and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated money market funds. Any such investments must be rated "first tier" and must have a maturity of 397 days or less from the date of purchase.

         INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Trust may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Trust may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Trust would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Trust bears directly in connection with its own operations.

         STRIPPED AND ZERO COUPONS OBLIGATIONS. To the extent consistent with its investment objectives, the Trust may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participants, which may be issued by the U.S. Government and other (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid.

         SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest ("IO or interest only), while the other class receives all of the principal ("PO" or principal only). However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of th interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Trust may fail to fully recoup its initial investment. The market value of SMBS can be extremely volatile in response to change in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

         The Trust may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments. Additionally, current federal tax law requires the holder of certain zero-coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Trust may be required to distribute income accrued with respect to these securities and may have to dispose of Trust securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Taxes."

         DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Trust may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Trust of a mortgage-backed or other security concurrently with an agreement by the Trust to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Trust will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Trust compared with what the performance would have been without the use of dollar rolls. At the time the Trust enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Trust's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

         Dollar roll transactions involve the risk that the market value of the securities the Trust is required to purchase may decline below the agreed upon repurchase price of those securities. The Trust's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

         SHORT SALES. The Trust may only make short sales of securities "against-the-box." A short sale is a transaction in which the Trust sells a security it does not own in anticipation that the market price of that security will decline. The Trust may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain Trust flexibility. In a short sale "against-the-box," at the time of sale, the Trust owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Trust foregoes an opportunity for capital appreciation in the security.

         SHORT-TERM INVESTMENTS. The Trust may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests. The Trust may also invest in these securities in furtherance of its investment objective. The Trust may invest a portion of its assets, in certain short-term fixed income obligations in order to maintain liquidity or to invest temporarily uncommitted cash balances. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

         RESTRICTED AND ILLIQUID SECURITIES. Certain of the Trust's investments may be illiquid. Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

         PORTFOLIO TURNOVER RATE. The Trust's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. Trust turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., 100% or more) will generally result in higher transaction costs to the Trust and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

         OPERATING SUBSIDIES. The Trust may create one or more operating subsidiaries to conduct the Trust's business in accordance with the 1940 Act.


                                 MANAGEMENT

         The officers of the Trust manage its day to day operations. The officers are directly responsible to the Trust's Board of Trustees which sets broad policies for the Trust and chooses its officers. The following is a list of the Trustees and officers of the Trust and a brief statement of their present positions and principal occupations during the past five years. Trustees who are interested persons of the Trust (as defined in the 1940 Act) are denoted by an asterisk (*). The business address of the Trust and the investment manager is 400 Bellevue Parkway, Wilmington, Delaware 19809. The business address of the board members and officers is 345 Park Avenue, New York, New York 10154, unless specified otherwise below. The Trustees listed below are either Trustees or Directors of other closed-end funds in which BlackRock Advisors or an affiliate acts as investment advisor.


                                                                                      Principal Occupation
                                                                                       During the Past Five
Name and Address                        Title                                     Years and Other Affiliations
----------------                        -----                                     ----------------------------
                                                [Trustees to Come]
Keith T. Anderson                       Vice President                Managing Director of BlackRock Advisors, Inc.
Age:  40                                                              since January 1991. Managing Director of
                                                                      BlackRock Financial Management, Inc. since
                                                                      January 1991.  Director of BlackRock Financial
                                                                      Management, Inc. from April 1988 to January 1991.
                                                                      From February 1987 to April 1988, Vice President
                                                                      at The First Boston Corporation in the Fixed Income
                                                                      Research Department.  Previously Vice President
                                                                      and Senior Portfolio Manager at Criterion
                                                                      Investment Management Company (now Nicholas-
                                                                      Applegate).

Henry Gabbay                            Treasurer                     Managing Director of BlackRock Advisors, Inc.
Age:  52                                                              since January 1990.  Managing Director of
                                                                      BlackRock Financial Management, Inc. since
                                                                      January 1990.  Director of BlackRock Financial
                                                                      Management, Inc. from February 1989 to January
                                                                      1990.  From September 1984 to February 1989, Vice
                                                                      President at The First Boston Corporation.

Robert S. Kapito                        Vice President                Vice Chairman of BlackRock Advisors, Inc. since
Age:  42                                                              March 1988.  Vice Chairman of BlackRock
                                                                      Financial Management, Inc. since March 1988.
                                                                      Formerly Vice President the First Boston
                                                                      Corporation in the Mortgage Products Group (from
                                                                      December 1985 to March 1988).

James Kong                              Assistant Treasurer           Managing Director of BlackRock Financial
Age:  39                                                              Management, Inc. since January 1996.  Director of
                                                                      BlackRock Financial Management, Inc. from
                                                                      January 1993 to January 1996.  Vice President and
                                                                      Associate of BlackRock Financial Management, Inc.
                                                                      from January 1991 and April 1989 to January 1993
                                                                      and January 1991, respectively.   From April 1987 to
                                                                      April 1989, Assistant Vice President at The First
                                                                      Boston Corporation in the CMO/ABO
                                                                      Administration Department.  Previously affiliated
                                                                      with Deloitte Haskins & Sells (now Deloitte &
                                                                      Touche LLP).

Anne Ackerley                           Secretary                     Managing Director of [BlackRock Advisors, Inc.]
Age:  __                                                              since 2000.  From to ,       at Merrill
                                                                      Lynch, Pierce, Fenner & Smith Incorporated.

Michael C. Huebsch                      Vice President                Managing Director of the Adviser since January
Age:  40                                                              1989.  From July 1985 to January 1989, Vice
                                                                      President at The First Boston Corporation in the
                                                                      Fixed Income Research Department.

Kevin Klingert                          Vice President                Managing Director of the Adviser since October
Age:  36                                                              1991.  From March 1985 to October 1991, Assistant
                                                                      Vice President at Merrill Lynch, Pierce, Fenner &
                                                                      Smith in the Unit Investment Trust Department.

Richard Shea, Esq.                      Vice President                Effective January 2000 Managing Director of
Age:  40                                                              BlackRock Financial Management, Inc.   Director of
                                                                      BlackRock Financial Management, Inc. from
                                                                      January 1996 to January 2000.  Vice President of
                                                                      BlackRock Financial Management, Inc. from
                                                                      February 1993 to January 1996.  From December
                                                                      1988 to February 1993, Associate Vice President
                                                                      and Tax Counsel at Prudential Securities
                                                                      Incorporated.  From August 1984 to December
                                                                      1988, Senior Tax Specialist at Laventhol &
                                                                      Horwath.


         Laurence D. Fink and Ralph L. Schlosstein serve as members of the executive committee of the Board of Trustees. The executive committee, which meets between regular meetings of the board of directors, is authorized to exercise all of the powers of the board of directors except as otherwise set forth in the charter.

         The Board has an Audit Committee consisting of those Trustees who are not interested persons of the Trust .

         No officer or employee of the Trust receives any compensation from the Trust for serving as an officer or director of the Trust. The Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) $6,000 per year plus $1,500 per board meeting attended in person or by telephone for travel and out-of-pocket expenses.

         The aggregate estimated compensation received by each current Trustee of the Trust for the fiscal year ending December 31, 2000 and the aggregate estimated compensation to be received by each such person as a current director/trustee of the BlackRock family of funds for the fiscal year ending December 31, 2000 as a whole are estimated as follows:


                                           2000 Estimated
                                              Aggregate                 Estimated Total Compensation from
                                          Compensation From                    the Trust and Fund
Name of Board Member                            Trust                     Complex Paid to Board Member*
--------------------                    ----------------------         ------------------------------------

                                                     [Trustees to come]


   * As of , 2000 The BlackRock family of funds consists of [22] closed-end funds. Total compensation from the Trust and the BlackRock complex paid to each board member is capped at $160,000; Director fees paid by the Trust may be reduced based on the Trust's relative net asset value in the event that the cap is applicable.

           STATISTICAL INFORMATION REGARDING DIFFERENT SECURITIES

         The following table presents annualized compound total return for various fixed income benchmarks and the Standard & Poor's 500 Index for the period from 3/1/88 through 9/30/00.

                     ANNUALIZED TOTAL COMPOUNDED RETURN
                              3/1/88 - 9/30/00

------------------------------------------------------------------------------
Merrill Lynch U.S. Corporate Master Index (1)............................8.48%
Merrill Lynch U.S. Treasuries/Agencies Index, 1-10 Years (2).............7.36%
Merrill Lynch U.S. Treasuries/Agencies Index, 10+ Years (3)..............9.39%
Merrill Lynch U.S. 3-Month Treasury Bill Index (4).......................5.72%
Merrill Lynch High Yield Master II Index (5).............................9.57%
Standard & Poor's 500 Index (6).........................................17.24%
------------------------------------------------------------------------------

(1) The Merrill Lynch U.S. Corporate Master Index (All Maturities) is an unmanaged index of fixed-coupon U.S. investment grade bonds with at least $100 million face value outstanding generally with ratings of at least "Baa3" and "BBB-" based on Moody's and S&P ratings, respectively.
(2) The Merrill Lynch U.S. Treasuries/Agencies Index, 1-10 Years is an unmanaged index of all U.S. treasury notes and bonds with at least $1 billion face value outstanding and with a maturity greater than or equal to one year and less than ten years.
(3) The Merrill Lynch U.S. Treasuries/Agencies Index, 10+ Years is an unmanaged index of all U.S. treasury notes and bonds with at least $1 billion face value outstanding and with a maturity greater than or equal to ten years.
(4) The Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index which, at the beginning of every month, is comprised of the U.S. Treasury Bill with a maturity closest to, but not longer than, 3 month from that date. It is assumed that this issue is held for one month, then sold with the net proceeds reinvested in the bill selected at the beginning of the next month.
(5) The Merrill Lynch High Yield Master II Index is an unmanaged index of U.S. bonds and U.S. dollar-denominated bonds of non-U.S. issuers, in each case with at least $100 million face value outstanding, with a maturity equal to or greater than one year and rated by S&P in the categories below "BBB-" and rated by Moody's in the categories generally below "Baa3" but not in default.
(6) The Standard and Poor's 500 Index is a stock index comprised of 500 large-cap U.S. companies with a market capitalization of $1 billion or more. These 500 Companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation.

There are differences between the securities that comprise the indices shown above, and the securities in which the Trust will invest. The indices are unmanaged indices and no account charges, management fees or other expenses are reflected in the indices. The Trust will not seek to match the composition or performance of any such indices. The performance of the various indices should not be viewed as indicative of the performance of the Trust.

In addition, past performance is no guarantee of future performance. The statistical information described above reflects a comparison of the annualized compound total return percentages of various asset classes as represented by their respective indices for the period from March 1, 1988 through September 30, 2000. The statistical information described above does not reflect the past or future performance of the Trust. An investor cannot invest directly in an index.


                    PORTFOLIO TRANSACTIONS AND BROKERAGE

         The investment manager is responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Trust invests are traded principally on stock exchanges and in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Trust may also purchase securities directly from an issuer, in which case no commissions or discounts are usually paid.

         The investment manager is responsible for effecting securities transactions of the Trust and will do so in a manner deemed fair and reasonable to shareholders of the Trust and not according to any formula. The investment manager's primary considerations in selecting the manner of executing securities transactions for the Trust will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the amount of difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the investment manager, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. Consideration may also be given to the sale of shares of the Trust to the extent authorized by the Board of Trustees. However, it is not the policy of the investment manager, absent special circumstances, to pay higher commissions to a firm because it has supplied such research or other services.

         The investment manager is able to fulfill its obligations to furnish a continuous investment program to the Trust without receiving such information from brokers; however, it considers access to such information to be an important element of financial management. Although such information is considered useful, its value is not determinable, as it must be reviewed and assimilated by the investment manager, and does not reduce the Advisor's normal research activities in rendering investment advice. It is possible that the investment manager's expenses could be materially increased if it attempted to purchase this type of information or generate it through its own staff.

         One or more of the other investment companies or accounts which the investment manager manages may own from time to time some of the same investments as the Trust. Investment decisions for the Trust are made independently from those of such other investment companies or accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the investment manager in its discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Trust. In other cases, however, the ability of the Trust to participate in volume transactions may produce better execution for the Trust. It is the opinion of the Trust's Board of Trustees that this advantage, when combined with the other benefits available due to the investment manager's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

         Although the investment management agreement contains no restrictions on portfolio turnover, it is not the Trust's policy to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Trust will be approximately 100% excluding securities having a maturity of one year or less. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. Higher portfolio turnover results in increased Trust expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.


                                TAX MATTERS

         The Trust has qualified and elected, and intends to continue to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company.

         To qualify for tax treatment as a regulated investment company, the Trust must, among other things: (a) distribute to its shareholders at least an amount equal to the sum of (i) 90% of its net investment income (which is its investment company taxable income as that term is defined in the Code but determined without regard to the deduction for dividends paid) and (ii) 90% of its net tax-exempt interest income and (b) diversify its holdings so that, at the end of each fiscal quarter of the Trust (i) at least 50% of the market value of the Trust's assets is represented by cash, cash items, U.S. government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the Trust's total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the market value of the Trust's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies). In meeting these requirements, the Trust may be restricted in the utilization of certain of the investment techniques described above and in the prospectus. If in any year the Trust should fail to qualify for tax treatment as a regulated investment company, the Trust would incur a regular Federal corporate income tax upon its taxable income for that year, and distributions to its shareholders would be taxable to such holders as ordinary income to the extent of the Trust's earnings and profits. A regulated investment company that fails to distribute, by the close of each calendar year, at least an amount equal to the sum of 98% of its ordinary taxable income for such year and 98% of its capital gain net income for the one year period ending October 31 in such year, plus any shortfalls from the prior year's required distribution, is liable for a 4% excise tax on the portion of the undistributed amount of such income that is less than the required amount for such distributions. To avoid the imposition of this excise tax, the Trust generally makes the required distributions of its ordinary taxable income, if any, and its capital gain net income, to the extent possible, by the close of each calendar year.

         Certain of the Trust's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain deductions or losses of the Trust, affect the holding period of securities held by the Trust and alter the character of the gains or losses realized by the Trust. These provisions may also require the Trust to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining regulated investment company status and for avoiding income and excise taxes. The Trust will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Trust as a regulated investment company.

         Distributions by the Trust of net investment income received, if any, from taxable temporary investments and net short-term capital gains, if any, realized by the Trust will be taxable to its shareholders as ordinary income. Distributions by the Trust of net capital gain (which is the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of the length of time the shareholder has owned common shares. Distributions, if any, in excess of the Trust's current and accumulated earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder (assuming the shares are held as a capital asset). As a regulated investment company the Trust is not allowed to claim Code Section 243 deduction ("Dividend Received Deduction") in computing its investment company taxable income. If properly designated by the Trust, and provided certain holding period requirements are met, corporate shareholders of the Trust may generally be eligible to treat dividends received from the Trust as eligible for the Dividend Received Deduction, but only to the extent the Trust would have been permitted to take such deduction in the absence of the disallowance stated in the preceding sentence. The Trust's corporate shareholders shall not be permitted to take the Dividend Received Deduction with respect to distributions that are treated as long term capital gain, as described above.

         Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January will be treated as having been distributed by the Trust (and received by the shareholders) on December 31 of the year declared.

         The sale or other disposition of common shares will normally result in capital gain or loss to shareholders. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income. For noncorporate taxpayers, however, under current law short-term capital gains and ordinary income will be taxed at a maximum rate of 39.6% while long-term capital gains generally will be taxed at a maximum rate of 20%. However, because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective rate of tax may be higher in certain circumstances. Losses realized by a shareholder on the sale or exchange of shares of the Trust held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares, and, if not disallowed, such losses are treated as long-term capital losses to the extent of any capital gain dividend received or undistributed capital gain deemed received with respect to such shares. A shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of shares of the Trust will be disallowed to the extent those shares of the Trust are replaced by other shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the original shares. In that event, the basis of the replacement shares of the Trust will be adjusted to reflect the disallowed loss, and the holding period of the shareholder in the replacement shares, will include the holding period in the original shares.

         Nonresident alien individuals and certain foreign corporations and other entities ("foreign investors") generally are subject to U.S. withholding tax at the rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on distributions of net investment income (which includes net short-term capital gain). To the extent received by foreign investors, exempt-interest dividends, distributions of net capital gain and gain from the sale or other disposition of shares generally are exempt from United States Federal income taxation. Different tax consequences may result if the owner is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for 183 or more days during a taxable year.

         The Trust is required in certain circumstances to backup withhold 31% of taxable dividends and certain other payments paid to noncorporate holders of the Trust's shares who do not furnish to the Trust their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder's United States Federal income tax liability, if any, provided that the required information is furnished to the IRS.

         The foregoing is a general, summary of the provisions of the Code and regulations thereunder presently in effect as they directly govern the taxation of the Trust and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Moreover, the foregoing does not address many of the factors that may be determinative of whether an investor will be liable for the Federal alternative minimum tax. Shareholders are advised to consult their own tax advisors for more detailed information concerning the Federal income tax consequences of purchasing, holding and disposing of Trust shares.


                            FINANCIAL STATEMENTS

INDEPENDENT AUDITORS

         [ ], located at Two World Financial Center, New York, New York, provides auditing services to the Trust. The financial statements and independent auditors report incorporated by reference into this statement of additional information have been so incorporated and the financial highlights included in the prospectus have been so included, in reliance upon the report of [ ] given on their authority as experts in auditing and accounting.

INCORPORATION BY REFERENCE

         The Trust's Statement of Assets and Liabilities, dated , 2000 (audited) and the independent auditors report thereon (the "Report"), which accompany this statement of additional information, are incorporated herein by reference.


                           ADDITIONAL INFORMATION

         A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Trust with the Securities and Exchange Commission, Washington, D.C. The prospectus and this statement of additional information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Trust and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this statement of additional information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

         A copy of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC. The SEC maintains a web site (http://www.sec.gov) that contains the Registration Statement, other documents incorporated by reference, and other information the Trust has filed electronically with the SEC, including proxy statements and reports filed under the 1940 Act.



                                   PART C

                             OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(1)     Financial Statements

        Part A -  Report of Independent Accountants.*
                  Statement of Assets and Liabilities.*

        Part B -  None.

(2)     Exhibits:

        (a)    Agreement and Declaration of Trust.
        (b)    By-Laws.
        (c)    Inapplicable.
        (d)    Form of Specimen Certificate.*
        (e)    Form of Dividend Reinvestment Plan.*
        (f)    Inapplicable.
        (g)    Form of Investment Management and Administration Agreement.*
        (h)    Form of Underwriting Agreement.*
        (i)    Inapplicable.
        (j)    Form of Custodian Agreement.*
        (k)    Inapplicable.
        (l)    Opinion and Consent of Counsel to the Trust.*
        (m)    Inapplicable.
        (n)    Consent of Independent Public Accountants.*
        (o)    Inapplicable.
        (p)    Initial Subscription Agreement.*
        (q)    Inapplicable.
        (r)    Code of Ethics
        (s)    Power of Attorney.*

----------

*    To be Filed by Amendment.


Item 25.   Marketing Arrangements

        Reference is made to the Form of Underwriting Agent Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this registration statement.

Item 26.   Other Expenses of Issuance and Distribution

        The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

        Registration fees........................................    $  *
        Printing (other than certificates).......................       *
        Engraving and printing certificates......................       *
        Accounting fees and expenses.............................       *
        Legal fees and expenses..................................       *

        Miscellaneous............................................       *

               Total.............................................    $  *

 *      To be furnished by amendment.


Item 27.   Persons Controlled by or under Common Control with the Registrant

        Prior to October 23, 2000 the Registrant had no existence.

Item 28.   Number of Holders of Shares

                                               Number of
        Title of class                      Record Holders

        Shares of Beneficial Interest              0

Item 29.   Indemnification

Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

        Section 5.1. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence (negligence in the case of those Trustees or officers who are directors, officers or employees of the Trust's investment advisor ("Affiliated Indemnities")) or reckless disregard for his duty to such person; and, subject to the foregoing exception, all such persons shall look solely to the Trust property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

        Section 5.2. a. The Trust hereby agrees to indemnify the Trustees and officers of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this Section 5.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith,
(iii) gross negligence (negligence in the case of Affiliated Indemnities), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

        b. Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those trustees who are neither "interested persons" of the (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

        c. The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

        d. The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

        e. Subject to any limitations provided by the Investment Company Act and this Declaration, the Trust shall have the power and authority to indemnify other Persons providing services to the Trust to the full extent provided by law as if the Trust were a corporation organized under the Delaware General Corporation Law provided that such indemnification has been approved by a majority of the Trustees.

        Insofar as indemnification for liabilities arising under the Act, may be permitted to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 30.   Business and Other Connections of Investment Adviser

           Not Applicable

Item 31.   Location of Accounts and Records

        The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, Inc., 345 Park Avenue, New York, New York 10154 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian and, PFPC, Inc. the Registrant's Transfer Agent and Dividend Disbursing Agent.

Item 32.   Management Services

           Not Applicable

Item 33.   Undertakings

        (1) The Registrant hereby undertakes to suspend the offering of its shares until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        (2) No applicable.

        (3) Not applicable

        (4) Not applicable

        (5) The Registrant hereby undertakes that:

               (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted form the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497
(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

               (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.


                                 SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 24th day of October 2000.


                                               /s/  Ralph L. Schlosstein
                                            ---------------------------------
                                            Ralph L. Schlosstein
                                            President

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities on the 24th day of October 2000.


Name                              Title

                                  Sole Trustee, President, Chief Executive
   /s/ Ralph L. Schlosstein       Officer (Principle Executive Officer) and
------------------------------    Chief Financial Officer (Principle Financial
Ralph L. Schlosstein              and Accounting Officer)



                             INDEX TO EXHIBITS

(a)     Agreement and Declaration of Trust.
(b)     By-Laws.
(c)     Inapplicable.
(d)     Form of Specimen Certificate.*
(e)     Form of Dividend Reinvestment Plan.*
(f)     Inapplicable.
(g)     Form of Investment Management and Administration Agreement.*
(h)     Form of Underwriting Agreement.*
(i)     Inapplicable.
(j)     Form of Custodian Agreement.*
(k)     Inapplicable.
(l)     Opinion and Consent of Counsel to the Trust.*
(m)     Inapplicable.
(n)     Consent of Independent Public Accountants.*
(o)     Inapplicable.
(p)     Initial Subscription Agreement.*
(q)     Inapplicable.
(r)     Code of Ethics.*
(s)     Power of Attorney.*

-----------
*    To be Filed by Amendment.